Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Research and development expense	€ 31,897,000	€ 32,136,000
Depreciation and amortisation expense	(174,994,000)	(189,908,000)
Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortisation expense	€ 80,000	€ 104,000